Document and Entity Information	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Entity File Number	001-34700
Entity Registrant Name	CASEY'S GENERAL STORES, INC.
Entity Central Index Key	0000726958
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	42-0935283
Entity Address, Address Line One	One SE Convenience Blvd.
Entity Address, City or Town	Ankeny
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50021
City Area Code	515
Local Phone Number	965-6100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	CASY
Security Exchange Name	NASDAQ